Offerings - Offering: 1	Jul. 21, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	1,906,392
Proposed Maximum Offering Price per Unit	4.80
Maximum Aggregate Offering Price	$ 9,150,681.60
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,263.71
Offering Note	Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended (the “Securities Act”), based upon the average of the high and low prices of the registrant’s common stock as reported on The Nasdaq Capital Market on July 17, 2026.

Pursuant to Rule 416 under the Securities Act, the shares of common stock offered hereby also include an indeterminate number of additional shares of common stock as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations or other similar transactions.

Represents the resale of (i) 124,000 Common Shares, (ii) 495,965 Pre-Funded Warrant Shares issuable upon exercise of Pre-Funded Warrants, (iii) up to 619,965 Series A-3 Warrant Shares issuable upon exercise of the Series A-3 Warrants, (iv) up to 619,965 Series A-4 Warrant Shares issuable upon exercise of the Series A-4 Warrants, and (v) up to 46,497 Placement Agent Warrant Shares issuable upon exercise of the Placement Agent Warrants.